Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventory, Raw Materials and Supplies, Net of Reserves	$ 5,934	$ 7,815
Inventory, Finished Goods, Net of Reserves	3,005	2,125
Total inventory	$ 8,939	$ 9,940